Basis of Presentation	12 Months Ended
Dec. 31, 2023
Basis of Presentation
Basis Of Presentation

2. Basis of Presentation

(a) Statement of compliance:

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards, as issued by the International Accounting Standards Board.

(b) Approval of consolidated financial statements:

These consolidated financial statements were approved by the Company’s Board of Directors on March 26, 2024.

(c) Basis of presentation:

These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments which are measured at fair value, as disclosed in Note 5. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

(d) Functional currency and presentation currency:

The functional currency of the Company and its subsidiaries is the Canadian dollar, and accounts denominated in currencies other than the Canadian dollar have been translated as follows:

•	Monetary assets and liabilities at the exchange rate at the consolidated statement of financial position date;
•	Non-monetary assets and liabilities at the historical exchange rates, unless such items are carried at fair value, in which case they are translated at the date when the fair value was determined;
•	Shareholders’ equity items at historical exchange rates; and
•	Revenue and expense items at the rate of exchange on the transaction date.

The Company’s presentation currency is the United States dollar. For presentation purposes, all amounts are translated from the Canadian dollar functional currency to the United States dollar presentation currency for each period. Statement of financial position accounts, with the exception of equity, are translated using the exchange rate at the end of each reporting period, transactions on the statement of comprehensive loss are recorded at the average rate of exchange during the period, and equity accounts are translated using historical actual exchange rates.

Exchange gains and losses arising from translation to the Company’s presentation currency are recorded as a cumulative translation adjustment in other comprehensive income (loss), which is included in accumulated other comprehensive loss.

(e) Critical accounting estimates and judgments:

The preparation of the consolidated financial statements in accordance with IFRS Accounting Standards requires management to make estimates, assumptions and judgments that affect the application of accounting policies and the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements along with the reported amounts of revenues and expenses during the period. Actual results may differ from these estimates and, as such, estimates and judgments and underlying assumptions are reviewed on an ongoing basis. Revisions are recognized in the period in which the estimates are revised and in any future periods affected.

Significant areas requiring the use of management estimates relate to determining the recoverability of mineral property interests and receivables and the variables used in the determination of the fair value of stock based compensation granted and finder’s fees warrants issued or modified. While management believes the estimates are reasonable, actual results could differ from those estimates and could impact future results of operations and cash flows.

The Company applies judgment in assessing the functional currency of each entity consolidated in these consolidated financial statements. The functional currency of the Company and its subsidiaries is determined using the currency of the primary economic environment in which that entity operates.

For right of use assets and lease liability, the Company applies judgment in determining whether the contract contains an identified asset, whether they have the right to control the asset, and the lease term. The lease term is based on considering facts and circumstances, both qualitative and quantitative, that can create an economic incentive to exercise renewal options. Management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not to exercise a termination option.

The Company applies judgment in assessing whether material uncertainties exist that would cast substantial doubt as to whether the Company could continue as a going concern.

The Company is required to spend proceeds received from the issuance of flow-through shares on qualifying resources expenditures. The Company is also entitled to refundable mining tax credits on qualified resource expenditures incurred in Canada. Differences in judgment between management and regulatory authorities with respect to qualified expenditures may result in disallowed expenditures by the tax authorities. Any amount disallowed may result in the Company’s required expenditures not being fulfilled or refundable tax credits not being recoverable. The Company accrues for refundable mining tax credits when management is reasonably assured that the amount is collectable.

At the end of each reporting period, the Company assesses each of its mineral resource properties to determine whether any indication of impairment exists. Judgment is required in determining whether indicators of impairment exist, including factors such as: the period for which the Company has the right to explore; expected renewals of exploration rights; whether substantive expenditures on further exploration and evaluation of resource properties are budgeted or planned; and results of exploration and evaluation activities on the exploration and evaluation assets.